Revenues (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Balance sheets
Trade receivables, net	$ 20,381	$ 20,266
Other accounts receivable and prepaid expenses	1,766	2,685
Deferred revenues and advances from customers	266	2,601
Other accounts payables and accrued expenses	2,281	3,428
Deferred revenues - long term	100	21
Accumulated deficit	(55,281)	$ (53,203)
Balances before adoption of ASC 606 [Member]
Balance sheets
Trade receivables, net	19,845
Other accounts receivable and prepaid expenses	1,776
Deferred revenues and advances from customers	(596)
Other accounts payables and accrued expenses	(2,268)
Deferred revenues - long term
Accumulated deficit	56,024
Effect of change [Member]
Balance sheets
Trade receivables, net	536
Other accounts receivable and prepaid expenses	(10)
Deferred revenues and advances from customers	330
Other accounts payables and accrued expenses	(13)
Deferred revenues - long term	(100)
Accumulated deficit	$ 55,281